CONSOLIDATED BALANCE SHEETS (PARENTHETICAL) Statement (USD $) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Preferred Stock, Liquidation Preference Per Share	$ 736,640	$ 736,640
Receivables, allowance (in dollars)		$ 1,151	$ 1,526
Unbilled rent receivable, allowance (in dollars)		307
Preferred stock, liquidation preference		$ 625,000	$ 625,000
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized (shares)			9,000
Common stock, shares issued (shares)	327,026,653	100	100
Common stock, shares outstanding (shares)	327,026,653	308,806,828	100